PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.0%
Asset-Backed Securities 22.2%
Automobiles 1.0%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 144A	7.917%	05/17/32	1,696	$1,725,347
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-05A, Class C, 144A	6.240	04/20/27	1,100	1,106,249
Series 2023-02A, Class C, 144A	6.180	10/20/27	800	806,130
Series 2023-05A, Class C, 144A	6.850	04/20/28	500	509,078
Series 2023-08A, Class C, 144A	7.340	02/20/30	2,700	2,808,455
Series 2024-01A, Class C, 144A	6.480	06/20/30	2,200	2,228,855

Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.951(c)	12/26/31	1,023	1,041,119
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32	556	555,632
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30	1,647	1,660,608
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36	1,200	1,239,748
Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28	2,600	2,610,213
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28	1,700	1,680,942
Series 2021-01A, Class D, 144A	1.620	11/14/30	200	193,750
Series 2022-01A, Class D, 144A	5.900	12/16/30	2,900	2,920,437
Series 2023-01A, Class D, 144A	7.070	02/14/33	3,700	3,850,918
Series 2025-01A, Class D, 144A	6.100	07/14/37	4,600	4,689,020
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	50	49,997
Series 2022-C, Class E, 144A	11.366	12/15/32	47	47,416
Series 2023-A, Class E, 144A	10.068	06/15/33	205	209,023

Santander Drive Auto Receivables Trust, Series 2023-02, Class C	5.470	12/16/30	1,250	1,264,193
				31,197,130
Collateralized Loan Obligations 19.3%
AGL CLO Ltd. (Cayman Islands), Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.823(c)	04/20/37	19,500	19,637,886

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.536%(c)	06/15/34	EUR	1,000	$1,034,859
Series 02X, Class B, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.536(c)	06/15/34	EUR	4,000	4,139,435

Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.820(c)	07/22/37		16,000	16,139,430
Anchorage Capital Europe CLO DAC (Ireland), Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	5.454(c)	01/22/38	EUR	5,000	5,233,683
Apex Credit CLO LLC (Cayman Islands), Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)	5.785(c)	10/20/34		5,000	5,006,082
Apidos CLO, Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.696(c)	01/22/38		14,250	14,323,846
Arbour CLO DAC (Ireland), Series 04A, Class BRR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	4.085(c)	04/15/34	EUR	5,000	5,145,506
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.035(c)	04/15/30		2,500	2,593,484
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.052(c)	07/15/30		2,925	2,930,181
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.613(c)	04/18/35		1,500	1,504,643
Barings Euro CLO DAC (Ireland),
Series 2020-01A, Class AR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.684(c)	10/21/34	EUR	3,000	3,108,937
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.471(c)	04/24/34	EUR	2,800	2,896,986

Barrow Hanley CLO Ltd. (Cayman Islands), Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.913(c)	04/20/37		19,500	19,620,953
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.728(c)	01/25/35		4,740	4,743,097

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.102%(c)	07/15/37		10,000	$10,057,429
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.636(c)	03/15/32	EUR	1,623	1,679,323
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	6,402,707
Series 2022-05A, Class A2R, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.873(c)	04/25/37	EUR	6,000	6,262,589

Cathedral Lake Ltd. (Cayman Islands), Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.482(c)	01/15/32		7,596	7,615,898
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	5.662(c)	01/22/31		3,402	3,405,054
Clover CLO LLC, Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.823(c)	04/20/37		15,000	15,113,174
Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.000%)	6.255(c)	10/20/34		11,335	11,366,942
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.630(c)	04/20/35		2,750	2,751,919
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.913(c)	04/20/37		10,000	10,080,060
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.163(c)	10/20/36		10,000	10,125,938
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.813(c)	04/20/37		10,000	10,069,922
Series 2024-05A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.293(c)	04/20/37		10,000	10,118,179
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.723(c)	07/20/37		13,395	13,484,972
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.910(c)	04/22/37		5,050	5,090,822

Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.605(c)	05/24/38	EUR	17,500	18,219,076

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	4.123%(c)	07/25/37	EUR	7,000	$7,298,996
Series 32A, Class B, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.723(c)	07/25/37	EUR	13,750	14,312,653
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	4.403(c)	01/26/38	EUR	6,000	6,258,430
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	5.423(c)	01/26/38	EUR	5,000	5,238,445

Indigo Credit Management DAC (Ireland), Series 02A, Class C, 144A, 3 Month EURIBOR + 2.650% (Cap N/A, Floor 2.650%)	5.454(c)	07/15/38	EUR	6,500	6,743,282
Invesco Euro CLO (Ireland), Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.435(c)	07/15/34	EUR	9,250	9,556,896
Jubilee CLO DAC (Ireland), Series 2018-21A, Class BR, 144A, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)	4.185(c)	04/15/35	EUR	10,000	10,275,132
KKR CLO Ltd. (Cayman Islands), Series 17, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.644(c)	04/15/34		3,300	3,307,907
Madison Park Euro Funding DAC (Ireland), Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)	3.575(c)	05/25/34	EUR	2,500	2,579,236
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.592(c)	10/15/32		5,500	5,500,000
Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	6.213(c)	04/18/37		10,000	10,048,439

Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.580(c)	01/20/38		12,500	12,652,869
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.355(c)	04/21/31		18,000	18,053,870
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.332(c)	05/15/37	EUR	20,000	20,878,019
Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	8.092(c)	05/15/37	EUR	4,150	4,404,383

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Oaktree CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.714%(c)	07/15/34		6,195	$6,195,000
OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.343(c)	10/18/35		10,000	10,079,242
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.385(c)	01/15/38	EUR	10,000	10,405,778
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.839(c)	10/15/39	EUR	15,000	15,561,000

Penta CLO DAC (Ireland), Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	4.294(c)	04/20/35	EUR	10,000	10,374,545
Rad CLO Ltd. (Cayman Islands), Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.293(c)	04/20/35		7,000	7,037,913
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.853(c)	04/17/37		18,000	18,124,313
Rockford Tower CLO Ltd., Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.143(c)	10/20/35		11,500	11,595,828
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.585(c)	04/20/31		794	795,284
Signal Peak CLO Ltd. (Cayman Islands), Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.683(c)	10/20/37		12,950	13,073,711
Silver Rock CLO Ltd. (Cayman Islands), Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	5.745(c)	01/20/35		10,000	10,032,957
Sona Fios CLO DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.635(c)	07/15/36	EUR	13,250	13,870,004
St. Pauls CLO DAC (Ireland), Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.653(c)	10/25/35	EUR	8,000	8,296,280
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.393(c)	07/20/37		5,000	5,038,531

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Tikehau US CLO Ltd. (Bermuda), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.252%(c)	01/15/36		13,250	$13,368,346
Toro European CLO DAC (Ireland), Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.435(c)	04/15/37	EUR	9,000	9,411,293
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.793(c)	01/20/35		3,750	3,764,429
Trinitas CLO Ltd. (Bermuda), Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.900(c)	04/25/37		6,000	6,051,200
Warwick Capital CLO Ltd. (United Kingdom), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.252(c)	01/15/37		12,500	12,661,471
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.713(c)	10/18/37		15,000	15,054,075
Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.714(c)	01/17/31		1,977	1,980,624
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.754(c)	07/15/31		11,300	11,345,130
					601,128,523
Consumer Loans 0.6%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1E, 144A	9.170	02/15/29		2,350	2,397,544
Series 2024-B, Class E, 144A	7.350	09/15/29		1,250	1,254,821
Series 2024-X02, Class D, 144A	6.080	12/17/29		4,200	4,182,736

Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35		3,000	3,021,859
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38		4,800	4,887,112
Series 2023-01A, Class D, 144A	7.490	06/14/38		200	209,624
Series 2023-02A, Class D, 144A	7.520	09/15/36		2,500	2,595,222
					18,548,918

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Credit Cards 0.2%
Genesis Sales Finance Master Trust, Series 2024-B, Class B, 144A	6.260%	12/20/32	5,000	$5,012,268
Equipment 0.0%
Auxilior Term Funding LLC, Series 2023-01A, Class D, 144A	7.270	12/16/30	1,500	1,531,117
Home Equity Loans 0.4%
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A2, 1 Month SOFR + 1.314% (Cap 13.000%, Floor 1.200%)	5.625(c)	10/25/34	520	510,688
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A3B, 1 Month SOFR + 1.074% (Cap N/A, Floor 0.960%)	5.385(c)	11/25/33	3,204	3,166,525
Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class A2, 1 Month SOFR + 1.294% (Cap 11.000%, Floor 1.180%)	5.605(c)	06/25/43	48	46,732
Series 2003-HE01, Class M1, 1 Month SOFR + 1.209% (Cap N/A, Floor 1.095%)	5.370(c)	01/25/34	1,352	1,342,631

Home Equity Asset Trust, Series 2004-07, Class A2, 1 Month SOFR + 0.954% (Cap N/A, Floor 0.840%)	5.265(c)	01/25/35	798	783,926
JPMorgan Mortgage Trust, Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.473(c)	05/25/54	1,019	1,026,643
MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	4.009(c)	08/25/33	411	445,408
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	5.445(c)	10/25/33	24	24,452
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	553	555,969
Series 2024-CES05, Class M1, 144A	5.601(cc)	09/25/64	3,750	3,716,652
				11,619,626
Other 0.4%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55	435	435,119

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Other (cont’d.)
GoodLeap Sustainable Home Solutions Trust, (cont’d.)
Series 2023-04C, Class A, 144A	6.480%	03/20/57	892	$883,980
Series 2024-01GS, Class A, 144A	6.250	06/20/57	2,097	2,106,063

Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40	759	779,664
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60	3,400	3,403,687
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59	845	830,912
Series 2024-03A, Class A2, 144A	5.880	10/30/59	3,392	3,306,913
				11,746,338
Residential Mortgage-Backed Securities 0.2%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	5.065(c)	08/25/32	223	218,175
Series 2003-04, Class 1A5	4.896	05/25/33	250	240,389

Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT01, Class M1, 1 Month SOFR + 0.744% (Cap N/A, Floor 0.630%)	5.055(c)	02/25/35	139	129,105
Countrywide Asset-Backed Certificates Trust, Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.475(c)	11/25/34	10	10,312
Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB03, Class AF1	3.379	12/25/32	53	50,961
Finance America Mortgage Loan Trust, Series 2003-01, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.475(c)	09/25/33	882	868,277
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A2, 1 Month SOFR + 0.874% (Cap N/A, Floor 0.760%)	5.185(c)	08/25/34	340	306,707
Fremont Home Loan Trust, Series 2004-04, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	5.220(c)	03/25/35	1,303	1,203,571
Long Beach Mortgage Loan Trust, Series 2004-02, Class A1, 1 Month SOFR + 0.554% (Cap N/A, Floor 0.440%)	4.865(c)	06/25/34	455	443,879
Structured Asset Investment Loan Trust, Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.044(c)	09/25/34	1,548	1,556,976

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
TFS (Spain),
Series 2018-03^	0.000%(s)	04/16/40	EUR	—(r)	$1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.161(c)	03/15/26	EUR	3,577	2,764,462
					7,792,815
Student Loans 0.1%
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU01, Class D, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)	7.101(c)	06/25/47		862	880,947
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		1,800	1,685,095
Series 2019-A, Class R, 144A	0.000	10/25/48		1,357	387,685
					2,953,727

Total Asset-Backed Securities (cost $698,284,146)					691,530,462
Commercial Mortgage-Backed Securities 4.3%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		2,700	2,065,675
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		2,700	2,011,567
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38		2,650	2,439,252
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		900	804,112
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		1,490	1,288,409
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	6.561(c)	10/15/37		5,745	5,759,363
Series 2024-5C29, Class XD, IO, 144A	2.673(cc)	09/15/57		28,469	3,081,957

Benchmark Mortgage Trust, Series 2023-V03, Class XA, IO	0.814(cc)	07/15/56		50,584	1,295,071
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.895(c)	07/15/41		4,400	4,406,875
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	7.995(c)	08/15/26		3,059	3,088,285

BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 144A	6.389(cc)	11/05/39		5,350	5,438,673

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	6.121%(c)	09/15/38	2,024	$2,013,880
Series 2023-BRK02, Class C, 144A	8.335(cc)	10/05/38	4,300	4,444,541
Series 2024-PMDW, Class C, 144A	5.850(cc)	11/05/41	1,900	1,898,580
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.396(c)	03/15/41	5,600	5,614,000
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	6.447(c)	07/15/29	6,000	6,022,469
Commercial Mortgage Trust,
Series 2015-LC19, Class XB, IO, 144A	0.196(cc)	02/10/48	123,049	1,230
Series 2024-277P, Class A, 144A	6.338	08/10/44	1,600	1,665,151
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	5,300	153,175

FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.326(cc)	03/25/26	20,226	245,504
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.371(c)	10/15/36	2,130	2,120,016
Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	6,900	6,840,403

GS Mortgage Securities Trust, Series 2013-GC10, Class XB, IO, 144A	0.267(cc)	02/10/46	25,811	258
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.340(cc)	01/13/40	5,010	5,069,997
Series 2025-SPRL, Class E, 144A	6.678(cc)	01/13/40	2,575	2,605,520

Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	3,000	2,819,599
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XB, IO	0.378(cc)	02/15/48	52,766	528
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A5	3.490	07/15/50	5,000	4,771,553
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.762(cc)	04/15/46	34,956	127,209
Series 2016-JP03, Class A5	2.870	08/15/49	10,495	10,123,619
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	7,950	2,496,300

LBA Trust, Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.896(c)	06/15/39	2,930	2,930,000
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.021(c)	04/15/38	5,261	5,260,866

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.920%(c)	03/15/36		2,350	$2,250,859
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	6.170(c)	03/15/36		1,400	1,337,438

ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41		4,435	4,681,699
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%)	6.697(c)	01/23/29	GBP	9,317	11,540,609
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.246(c)	11/15/41		6,690	6,708,816
Wells Fargo Commercial Mortgage Trust,
Series 2024-01CHI, Class E, 144A	7.827(cc)	07/15/35		2,900	2,929,569
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.597(c)	10/15/41		1,500	1,508,698
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.246(c)	10/15/41		2,500	2,514,183

Total Commercial Mortgage-Backed Securities (cost $137,335,728)					132,375,508
Corporate Bonds 18.8%
Aerospace & Defense 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/28		5,555	5,269,783
Sr. Unsec’d. Notes(h)	3.250	02/01/35		5,710	4,603,224
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28		525	522,194
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		475	494,594
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		1,948	1,952,870

Embraer Netherlands Finance BV (Brazil), Gtd. Notes, 144A	7.000	07/28/30		1,770	1,854,628
					14,697,293
Agriculture 0.2%
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.500	02/01/30		6,200	6,258,816

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.1%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	01/15/27	1,171	$1,158,735
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.300	02/15/27	1,233	1,227,151
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	645	636,201
Sr. Sec’d. Notes, 144A	4.625	04/15/29	170	163,270
				3,185,357
Apparel 0.0%
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	825	730,419
Auto Manufacturers 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	2,650	2,615,065
Sr. Unsec’d. Notes	5.125	11/05/26	1,800	1,797,878
Sr. Unsec’d. Notes	5.875	11/07/29	2,310	2,312,752
Sr. Unsec’d. Notes	6.800	05/12/28	625	647,402
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.350	07/15/27	2,355	2,378,416
Sr. Unsec’d. Notes(a)	5.800	01/07/29	695	708,048
				10,459,561
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	1,900	1,890,120
Aptiv Swiss Holdings Ltd., Gtd. Notes	5.150	09/13/34	540	511,600
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	100	101,569
Dana, Inc., Sr. Unsec’d. Notes(a)	4.500	02/15/32	25	23,524
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A(a)	3.625	06/28/31	350	268,397

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750%	04/15/29	375	$385,424
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	3,875	3,696,121
				6,876,755
Banks 3.1%
ABN AMRO Bank NV (Netherlands), Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26	3,700	3,737,650
Banco de Credito del Peru SA (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,055	999,085
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	2,200	2,216,646
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	3,400	3,429,291

Bangkok Bank PCL (Thailand), Sub. Notes, 144A(a)	3.466(ff)	09/23/36	945	816,253
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,417,253
Bank of Montreal (Canada), Jr. Sub. Notes	7.300(ff)	11/26/84	2,380	2,418,675
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	2,415	2,435,072
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	1,000	1,018,113
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	7,055	7,229,730
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	790,436
Sr. Unsec’d. Notes(a)	3.887(ff)	01/10/28	980	963,757
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	5,265	5,133,046
Sub. Notes	4.400	06/10/25	405	404,198

Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	3,745	3,647,342
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.999(ff)	09/11/30	2,065	2,031,656
Sr. Non-Preferred Notes(a)	6.819(ff)	11/20/29	3,300	3,468,656

Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	175	190,681
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	33,816
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,876,514
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	131,976
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	3,110	3,264,787

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

JPMorgan Chase & Co., Jr. Sub. Notes, Series HH	4.600%(ff)	02/01/25(oo)	15,325	$15,325,000
Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	1,555	1,488,819
Morgan Stanley,
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	2,570	2,691,046
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	2,865	2,392,272
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,695,677
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	605	601,506
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	6,990	5,879,645
Sr. Non-Preferred Notes, 144A(a)	5.634(ff)	01/19/30	2,930	2,943,830

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	1,005	1,075,404
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	1,200	1,198,787
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	3,100	2,960,829
Sr. Unsec’d. Notes, 144A	4.488(ff)	05/12/26	615	614,256
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.062(c)	05/12/26	1,925	1,930,197

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	6,475	6,456,218
				96,908,119
Building Materials 0.2%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	1,875	1,842,187
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	2,400	2,315,831
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	1,110	1,114,840
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	530	532,592

Sisecam UK PLC (Turkey), Gtd. Notes, 144A	8.250	05/02/29	1,870	1,888,700
				7,694,150
Chemicals 1.0%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43	4,100	4,252,697
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	8.500	01/12/31	1,422	1,447,098

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Braskem Netherlands Finance BV (Brazil), (cont’d.)
Gtd. Notes, 144A	4.500%	01/10/28		1,630	$1,516,389
Gtd. Notes, 144A	4.500	01/31/30		629	538,141
Gtd. Notes, 144A	8.500	01/12/31		4,461	4,539,737

Celanese US Holdings LLC, Gtd. Notes	6.600	11/15/28		1,075	1,105,054
DuPont de Nemours, Inc., Sr. Unsec’d. Notes(h)	4.725	11/15/28		4,070	4,064,049
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A(a)	3.750	06/23/31		213	185,576
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		5,469	5,564,707

Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	9.750	11/15/28		2,425	2,569,195
Sasol Financing USA LLC (South Africa), Gtd. Notes	4.375	09/18/26		350	336,221
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	5.650	06/04/29		3,060	3,110,328
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	3.148	06/04/30		1,500	1,340,865
					30,570,057
Coal 0.1%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28		926	942,205
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29		1,150	1,175,875
					2,118,080
Commercial Services 0.3%
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		845	818,213
AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29		3,950	3,595,473
Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	10/15/29		680	672,350
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		200	209,474
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		425	437,308
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	601	613,151

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%	06/01/34	110	$120,907
Service Corp. International, Sr. Unsec’d. Notes	5.750	10/15/32	730	717,066
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	325	288,230
Gtd. Notes	5.250	01/15/30	700	691,042
				8,163,214
Computers 0.2%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	5,225	5,115,275
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	675	665,695
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	761	829,097
				6,610,067
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	4,125	4,118,368
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	75	76,688
				4,195,056
Diversified Financial Services 0.4%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27	950	941,178
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,285	1,347,234
Capital One Financial Corp., Sr. Unsec’d. Notes	7.624(ff)	10/30/31	935	1,034,579
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	400	378,772
LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27	1,605	1,627,560
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.750	11/15/31	1,675	1,618,940
Navient Corp., Sr. Unsec’d. Notes	6.750	06/25/25	575	577,676

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp.,
Gtd. Notes	3.875%	09/15/28	1,200	$1,120,800
Gtd. Notes	6.625	05/15/29	1,750	1,777,738

PennyMac Financial Services, Inc., Gtd. Notes, 144A	7.875	12/15/29	710	742,969
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28	1,100	1,100,352
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	2.875	10/15/26	1,396	1,331,636
				13,599,434
Electric 1.5%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365(cc)	06/15/26	1,635	1,641,991
American Electric Power Co., Inc., Jr. Sub. Notes	5.699	08/15/25	2,075	2,083,736
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes	7.750	02/02/27	3,500	3,495,625
Sr. Sec’d. Notes, 144A(a)	7.750	02/02/27	630	629,213
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,500	1,435,647
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	2,695	2,574,348

Clean Renewable Power Mauritius Pte Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	03/25/27	398	381,403
Duke Energy Carolinas LLC, First Ref. Mortgage(h)	4.000	09/30/42	50	40,572
Enel Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29	6,560	6,556,081
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	1,337	1,325,301
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	213	211,136
Sr. Unsec’d. Notes	7.125	02/11/25	2,500	2,497,750
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	2,145	2,143,069
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28	290	300,875
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	2,180	2,261,750

Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	3,000	2,867,100
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29	987	949,163

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

MVM Energetika Zrt (Hungary), Sr. Unsec’d. Notes	7.500%	06/09/28		2,330	$2,434,128
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31		1,475	1,300,018
Gtd. Notes, 144A	3.875	02/15/32		1,050	923,451
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		275	304,770
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,255	2,260,504
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		4,125	4,218,506
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		3,250	3,483,463
					46,319,600
Engineering & Construction 0.4%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	1,100	1,021,503
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	700	666,314
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		3,705	3,776,384
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	1,872,620
Sr. Sec’d. Notes, 144A	4.250	10/31/26		218	212,683
Sr. Sec’d. Notes, 144A	5.500	10/31/46		415	331,751
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,995	5,562,074
					13,443,329
Entertainment 0.3%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.500	02/15/32		655	663,057
Sr. Sec’d. Notes, 144A	7.000	02/15/30		1,450	1,495,642

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		1,525	1,523,311
Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes, PIK 11.000%^	11.000	12/31/28	EUR	822	869,995
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		1,125	1,105,251
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		690	673,303

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31		625	423,838

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	6.250%	03/15/33		1,190	$1,178,812
Gtd. Notes, 144A	7.125	02/15/31		680	711,019
					8,644,228
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31		310	321,625
Foods 1.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28		450	458,370
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		1,275	1,210,219
Sr. Sec’d. Notes, 144A	8.000	09/15/28		675	699,925

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	6,950	8,233,232
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	2,700	3,155,236
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A(a)	4.000	06/15/31		275	245,887
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		175	161,929
Gtd. Notes, 144A	4.375	01/31/32		2,325	2,117,174

Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A	6.375	07/01/29	EUR	7,000	7,550,166
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		225	209,350
Gtd. Notes, 144A	6.375	03/01/33		1,055	1,039,576
Sr. Sec’d. Notes, 144A(a)	6.250	02/15/32		660	661,142

Smithfield Foods, Inc., Gtd. Notes, 144A	3.000	10/15/30		8,270	7,249,880
US Foods, Inc., Gtd. Notes, 144A	5.750	04/15/33		590	575,476
					33,567,562

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25	400	$408,767
LD Celulose International GmbH (Brazil), Sr. Sec’d. Notes, 144A	7.950	01/26/32	3,085	3,147,286
				3,556,053
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500	05/20/25	373	371,614
ENN Clean Energy International Investment Ltd. (China), Gtd. Notes, 144A	3.375	05/12/26	1,350	1,313,618
				1,685,232
Healthcare-Products 0.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	1,710	1,596,872
Healthcare-Services 0.2%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30	2,625	2,440,693
Elevance Health, Inc., Sr. Unsec’d. Notes	4.650	01/15/43	120	104,287
Select Medical Corp., Gtd. Notes, 144A	6.250	12/01/32	670	658,104
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(a)	6.750	05/15/31	1,425	1,457,834
Sr. Unsec’d. Notes	6.875	11/15/31	1,200	1,237,535
				5,898,453
Holding Companies-Diversified 0.1%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	4,000	4,226,714
Home Builders 0.2%
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	149,160
Gtd. Notes	7.250	10/15/29	3,475	3,507,388

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

M/I Homes, Inc., Gtd. Notes	4.950%	02/01/28		1,000	$982,083
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27		2,560	2,578,212
					7,216,843
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30		355	359,529
Sr. Unsec’d. Notes	6.625	05/15/32		185	187,356

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A(x)	6.500	10/01/29		325	194,919
					741,804
Insurance 0.1%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29		1,614	1,581,213
Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40		32	34,964
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850	12/16/39		54	59,766
					1,675,943
Internet 0.1%
United Group BV (Slovenia), Sr. Sec’d. Notes, 144A	6.750	02/15/31	EUR	2,950	3,179,377
Iron/Steel 0.1%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29		1,600	1,610,596
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29		580	582,534
Gtd. Notes, 144A	7.375	05/01/33		375	373,478

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28		575	608,597
					3,175,205

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 0.3%
Carnival Corp.,
Gtd. Notes, 144A	5.750%	03/01/27	2,375	$2,372,031
Gtd. Notes, 144A	6.000	05/01/29	2,050	2,055,125
Sr. Sec’d. Notes, 144A	4.000	08/01/28	125	119,303
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	589	589,000
Sr. Sec’d. Notes, 144A	8.125	01/15/29	550	583,000
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	995	1,007,298
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	950	950,000
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	25	25,108
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	845	836,220

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	650	646,211
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,100	1,084,875
				10,268,171
Lodging 0.3%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	545	508,386
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27	700	685,344
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	2,400	2,328,675
Gtd. Notes	6.500	04/15/32	2,000	2,003,125

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.400	08/08/28	344	342,321
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	1,198	1,197,499
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	10/01/27	1,025	1,003,219
				8,068,569
Machinery-Diversified 0.1%
AGCO Corp., Gtd. Notes	5.450	03/21/27	850	859,275

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500%	01/01/30		850	$887,706
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		1,875	1,978,824
					3,725,805
Media 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	4.750	03/01/30		1,300	1,204,017
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	2.250	01/15/29		1,220	1,082,222
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		1,000	726,710
Gtd. Notes, 144A	4.125	12/01/30		300	225,531
Gtd. Notes, 144A	5.375	02/01/28		1,600	1,405,812
Gtd. Notes, 144A	5.500	04/15/27		1,500	1,389,342
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,000	548,720
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		425	279,392
Gtd. Notes	7.375	07/01/28		350	250,926
Gtd. Notes	7.750	07/01/26		550	480,855

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		3,500	3,695,681
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27		275	261,737
Sr. Sec’d. Notes, 144A	4.125	12/01/30		175	122,722
Sr. Sec’d. Notes, 144A	8.125	02/15/33		275	276,622

Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		2,185	2,233,042
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	700	751,354
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,700	2,952,698
					17,887,383
Mining 0.3%
AngloGold Ashanti Holdings PLC (Australia), Gtd. Notes	3.375	11/01/28		730	675,250
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		1,200	1,192,140

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia), (cont’d.)
Sec’d. Notes, 144A	9.375%	03/01/29	1,600	$1,693,504

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32	600	589,260
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	1,200	1,215,875
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28	1,650	1,723,227
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	1,425	1,377,257
Novelis, Inc., Gtd. Notes, 144A	6.875	01/30/30	700	716,625
				9,183,138
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes(h)	6.000	04/26/27	1,665	1,708,733
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	4.250	04/01/28	4,010	3,910,173
Gtd. Notes	5.100	03/01/30	1,255	1,244,117
				5,154,290
Oil & Gas 1.6%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	2,760	2,575,269
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	2,440	2,483,101
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	899	1,109,520
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	1,710	1,724,772

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,325	1,326,073
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	200	209,278
Gtd. Notes, 144A	8.625	11/01/30	225	238,541
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	860	866,438

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Crescent Energy Finance LLC, (cont’d.)
Gtd. Notes, 144A	9.250%	02/15/28		450	$471,059
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31		440	366,322
Sr. Unsec’d. Notes	6.875	04/29/30		2,170	2,135,562
Sr. Unsec’d. Notes	7.750	02/01/32		1,919	1,880,620
Sr. Unsec’d. Notes	8.625	01/19/29		4,495	4,760,160
Sr. Unsec’d. Notes	8.875	01/13/33		2,660	2,733,283
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		1,775	1,656,323
Gtd. Notes	5.375	02/01/29		725	716,903
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	695,215
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		500	474,919
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)	10.041	09/30/29		422	415,297
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.335(c)	09/30/29		351	346,081

Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.625	09/01/30		1,275	1,335,597
Ovintiv, Inc., Gtd. Notes	5.650	05/15/28		2,145	2,178,165
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		1,025	1,049,361
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	800	969,508
Gtd. Notes	6.625	01/16/34	GBP	300	363,112
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	2,055	1,918,671
Gtd. Notes	5.350	02/12/28		2,188	1,994,143
Gtd. Notes	6.500	03/13/27		960	926,304
Gtd. Notes	6.700	02/16/32		2,660	2,306,087
Gtd. Notes	6.840	01/23/30		500	453,450
Gtd. Notes, EMTN	2.750	04/21/27	EUR	5,370	5,076,426
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,362	1,316,689

Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26		359	358,641

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000%	06/30/27	EUR	1,760	$1,933,091
Transocean, Inc., Gtd. Notes, 144A	8.250	05/15/29		335	335,419
					49,699,400
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	96,936
Packaging & Containers 0.2%
Ball Corp.,
Gtd. Notes(a)	2.875	08/15/30		1,000	865,926
Gtd. Notes	6.000	06/15/29		1,125	1,136,966

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		2,625	2,633,152
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		125	126,158
					4,762,202
Pharmaceuticals 0.2%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		750	688,628
Gtd. Notes, 144A	6.125	08/01/28		800	786,209
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		400	272,000
Gtd. Notes, 144A	5.000	02/15/29		275	160,875
Gtd. Notes, 144A	5.250	01/30/30		275	145,750
Gtd. Notes, 144A	5.250	02/15/31		275	144,375
Gtd. Notes, 144A	6.250	02/15/29		1,200	739,116
Gtd. Notes, 144A	7.000	01/15/28		275	196,625
Gtd. Notes, 144A	9.000	12/15/25		100	97,375
Sr. Sec’d. Notes, 144A	4.875	06/01/28		275	224,125
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		650	616,373
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		650	587,882

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Utah Acquisition Sub, Inc., Gtd. Notes	5.250%	06/15/46	520	$436,323
Viatris, Inc., Gtd. Notes	4.000	06/22/50	2,190	1,484,606
				6,580,262
Pipelines 1.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	1,275	1,246,101
Gtd. Notes, 144A	6.625	02/01/32	580	593,437

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes(h)	4.600	12/15/44	125	104,751
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	3,360	3,411,606
Sr. Unsec’d. Notes	5.150	03/15/45	55	48,333
Sr. Unsec’d. Notes	5.300	04/15/47	125	110,357
Sr. Unsec’d. Notes	5.400	10/01/47	60	53,737
Sr. Unsec’d. Notes	6.250	04/15/49	75	74,922

EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.500	07/01/27	700	714,501
Kinder Morgan, Inc., Sr. Unsec’d. Notes	5.100	08/01/29	6,310	6,316,911
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	145	128,867
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	496,367
ONEOK, Inc.,
Gtd. Notes	4.200	12/01/42	125	95,956
Gtd. Notes	4.950	07/13/47	255	215,082
Gtd. Notes	5.650	11/01/28	3,435	3,509,932
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	775	768,184
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	1,799,594

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	1,000	977,401
Targa Resources Corp., Gtd. Notes	6.150	03/01/29	2,914	3,029,047
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	69,389

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Venture Global Calcasieu Pass LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	4.125%	08/15/31	75	$67,784
Sr. Sec’d. Notes, 144A	6.250	01/15/30	1,325	1,349,730

Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	3,425	3,570,167
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.500	03/01/28	4,990	4,893,695
				33,645,851
Real Estate 0.0%
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	1,375	1,335,758
Real Estate Investment Trusts (REITs) 0.5%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125	05/15/29	1,441	1,384,722
COPT Defense Properties LP, Gtd. Notes	2.000	01/15/29	2,170	1,926,628
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	1,000	769,827
Gtd. Notes	9.750	06/15/25	19	18,967
Sr. Unsec’d. Notes	4.750	02/15/28	25	21,928

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.300	01/15/29	2,770	2,758,821
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	250	167,752
Gtd. Notes	5.000	10/15/27	200	178,993
Sr. Sec’d. Notes, 144A	8.500	02/15/32	200	203,210

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	4.875	05/15/29	1,375	1,314,068
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32	975	982,396
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	1,500	1,364,761

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500%	02/15/28		3,800	$4,063,213
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27		993	1,002,607
					16,157,893
Retail 0.9%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	5.625	09/15/29		1,335	1,331,382
Sr. Sec’d. Notes, 144A	6.125	06/15/29		1,110	1,121,100

AutoNation, Inc., Gtd. Notes	3.800	11/15/27		4,122	3,989,845
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		623	671,212
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		3,750	4,159,968
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	3,800	4,392,468
Sr. Sec’d. Notes, 144A	12.000	11/30/28		2,175	2,441,003

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32		1,805	1,497,248
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A	6.750	01/15/30		1,075	1,013,179
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		1,350	1,253,198
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29		3,050	2,623,708
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32		415	418,227
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		2,550	2,543,735
					27,456,273
Telecommunications 1.1%
CT Trust (Guatemala), Sr. Sec’d. Notes, 144A	5.125	02/03/32		760	680,922

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^(x)	0.000%	12/31/30		129	$16,273
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		44	369

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%(x)	10.942	05/25/27		1,177	1,173,754
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%(x)	10.500	11/25/28		829	749,593
Eutelsat SA (France), Sr. Unsec’d. Notes, 144A	9.750	04/13/29	EUR	2,900	2,684,720
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.750	05/01/29		1,375	1,386,929
Sr. Sec’d. Notes, 144A	8.750	05/15/30		2,000	2,114,794

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30		1,400	1,267,000
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		2,625	2,167,461
Sec’d. Notes, 144A	4.875	06/15/29		2,975	2,565,847
Sr. Sec’d. Notes, 144A	10.500	04/15/29		465	521,959
Sr. Sec’d. Notes, 144A	10.750	12/15/30		750	843,863
Sr. Sec’d. Notes, 144A	11.000	11/15/29		4,222	4,782,991

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	2,350	2,542,792
Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		515	454,436
Sprint LLC, Gtd. Notes	7.625	03/01/26		315	321,466
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	11.750	03/01/28	GBP	3,045	1,107,098
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	8.250	09/01/27	GBP	5,158	5,363,951

Total Play Telecomunicaciones SA de CV (Mexico), Gtd. Notes, 144A	6.375	09/20/28		480	406,800
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	2,250	2,525,304
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		345	357,224
					34,035,546

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Transportation 0.1%
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570%	01/21/32		360	$322,045
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27		975	1,002,211
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31		225	232,623
Gtd. Notes, 144A	7.125	02/01/32		385	397,822
					1,954,701
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)	5.250	07/01/29		2,110	2,116,686
Sr. Unsec’d. Notes, 144A(a)	5.350	03/30/29		3,440	3,464,515
					5,581,201

Total Corporate Bonds (cost $583,310,013)					584,617,330
Floating Rate and Other Loans 1.0%
Auto Parts & Equipment 0.1%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.065(c)	01/15/32		675	674,578
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.371(c)	11/17/28		543	520,334
Term B Loan, 3 Month SOFR + 5.100%	9.620	11/17/28		1,250	1,198,214
					2,393,126
Commercial Services 0.1%
OCS Group Investments Limited (United Kingdom), Facility B1 Loan, SONIA + 5.750%	10.474(c)	12/01/31	GBP	975	1,199,836
Computers 0.0%
Mcafee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.337(c)	03/01/29		1,005	1,006,637

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Cosmetics/Personal Care 0.1%
Rainbow Midco Ltd. (United Kingdom), Note Purchase Facility, 6 Month EURIBOR + 7.250%^	10.632%(c)	02/22/30	EUR	2,545	$2,639,807
Diversified Financial Services 0.0%
Hudson River Trading LLC, Term B-1 Loan, 1 Month SOFR + 3.000%	7.297(c)	03/18/30		1,159	1,163,621
Internet 0.0%
Diamond Sports Net, LLC, First Lien Exit Term Loan	12.000	01/02/28		182	163,599
Leisure Time 0.1%
International Park Holdings BV (Netherlands), Term Loan, 6 Month EURIBOR + 5.500%^	8.099(c)	12/31/31		2,700	2,740,269
Media 0.1%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.806(c)	01/18/28		992	969,249
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%	6.926(c)	09/30/26		1,700	1,696,459
Term B-3 Loan, 1 Month SOFR + 3.114%	7.426(c)	04/01/28		320	273,200
Term B-4 Loan, 1 Month SOFR + 3.750%	8.162(c)	04/21/29		360	304,049
					3,242,957
Metal Fabricate/Hardware 0.1%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	10.829(c)	04/23/30		3,538	3,502,880
Pharmaceuticals 0.0%
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.250%	9.662(c)	02/01/27		197	191,103
Retail 0.2%
CD&R Firefly Bidco PLC (United Kingdom), Facility B8, SONIA + 5.250%	9.950(c)	06/21/28	GBP	1,450	1,793,810
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	12.367(c)	07/27/29	GBP	675	802,932

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)
Peer Holding III BV (Netherlands), Term B-6 Loan, 3 Month EURIBOR + 3.250%	5.933%(c)	07/01/31	EUR	4,200	$4,378,367
WSH Services Holding Ltd. (United Kingdom), Term B Loan, SONIA + 5.000%	9.701(c)	05/16/31	GBP	275	342,145
					7,317,254
Telecommunications 0.2%
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 7.500%	11.791(c)	05/25/27		195	191,389
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	10.872(c)	04/15/29		90	90,776
Term B-2, 1 Month SOFR + 6.560%	10.872(c)	04/15/30		90	91,270

Zegona Holdco Ltd. (United Kingdom), Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%	6.907(c)	07/17/29	EUR	6,100	6,383,511
					6,756,946

Total Floating Rate and Other Loans (cost $32,932,986)					32,318,035
Municipal Bonds 0.2%
California 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49		550	577,942
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		625	555,598
Taxable, Revenue Bonds, Series J	4.131	05/15/45		675	592,135
					1,725,675
Colorado 0.0%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50		1,190	1,191,462
Illinois 0.0%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33		814	804,484

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	2,000	$2,333,544
Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	199,817
				2,533,361
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	152,677
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42	120	111,507

Total Municipal Bonds (cost $7,645,352)				6,519,166
Residential Mortgage-Backed Securities 3.2%
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.333(c)	07/01/26	1,000	1,001,065
Bellemeade Re Ltd., Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	7.551(c)	08/25/34	4,612	4,675,691
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A3	6.671(cc)	02/25/37	21	20,968
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	7,310	6,806,744
Series 2024-RP02, Class A2, 144A	4.226(cc)	02/25/63	593	498,660
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	180	136,657
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	65	44,551
Series 2024-RP02, Class B3, PO, 144A	11.706(s)	02/25/63	165	19,075
Series 2024-RP02, Class B4, PO, 144A	15.422(s)	02/25/63	299	23,041
Series 2024-RP02, Class M1, 144A	4.226(cc)	02/25/63	399	325,780
Series 2024-RP02, Class M2, 144A	2.414(cc)	02/25/63	304	240,961
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	14	11,639
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	9,315	10,172

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.451%(c)	10/25/41	600	$617,250
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.501(c)	12/25/41	318	328,800
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.351(c)	01/25/42	1,900	1,954,625
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.601(c)	03/25/42	1,000	1,100,706
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.601(c)	03/25/42	290	313,364
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.451(c)	03/25/42	1,000	1,039,008
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	7.449(c)	06/25/43	1,400	1,474,161
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.851(c)	10/25/43	790	814,993
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)	6.051(c)	07/25/44	250	251,297
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.801(c)	04/25/34	809	819,781
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.351(c)	09/26/33	305	306,203
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.851(c)	10/25/41	1,520	1,528,071
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.151(c)	11/25/41	100	101,119
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.451(c)	09/25/41	100	100,998

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.701%(c)	12/25/41		100	$101,373
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.201(c)	01/25/42		500	506,655
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.851(c)	01/25/42		70	71,625
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.751(c)	02/25/42		1,400	1,434,033
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.251(c)	04/25/42		2,020	2,093,754
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.701(c)	05/25/42		200	209,312
Series 2022-HQA03, Class M2, 144A, 30 Day Average SOFR + 5.350% (Cap N/A, Floor 0.000%)	9.701(c)	08/25/42		600	655,686

JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	7.196(cc)	07/25/35		7	6,907
Legacy Mortgage Asset Trust, Series 2021-SL02, Class A, 144A	4.875	10/25/68		121	120,804
LHOME Mortgage Trust, Series 2024-RTL05, Class A1, 144A	5.323	09/25/39		6,500	6,462,021
Lugo Funding DAC (Spain), Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.992(c)	05/26/66	EUR	3,100	3,102,758
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.175(c)	01/25/48		843	824,987
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.251(c)	04/25/34		1,000	1,013,200
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.851(c)	05/25/33		31,225	31,711,247
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.687(c)	03/29/27		8,338	8,448,628

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

PRPM, Series 2024-03, Class A1, 144A	6.994%	05/25/29		2,617	$2,623,038
PRPM LLC,
Series 2024-04, Class A1, 144A	6.414	08/25/29		8,895	8,918,704
Series 2024-05, Class A1, 144A	5.689	09/25/29		4,779	4,763,854
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.051(c)	11/25/31		724	738,665
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.051(c)	07/25/33		583	587,776

Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-37A, Class 3A7	6.451(cc)	12/25/33		173	167,037

Total Residential Mortgage-Backed Securities (cost $97,790,363)					99,127,444
Sovereign Bonds 3.7%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A(h)	2.375	08/20/30		685	585,889
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		1,316	1,307,551
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.500	02/02/34		1,375	1,361,814
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	255,062
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,871,434
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,571,617
Sr. Unsec’d. Notes, 144A	6.600	06/01/36		3,340	3,321,630
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		550	554,730

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,800	1,658,815
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	1.450	09/18/26	EUR	805	811,881
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	1,622	1,499,147
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	2,725	2,699,704
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	3,867	3,812,529

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast Government International Bond (Ivory Coast), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.625%	01/30/33		3,025	$2,955,062

Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	7.375	05/13/55		4,410	4,429,845
Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes	2.375	12/15/27		30,000	27,449,700
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750	03/16/25		4,860	4,851,106
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750	07/24/26	EUR	20,000	20,670,195
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		2,132	2,031,476
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	4,200	4,450,757
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	4,500	4,972,907
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,778	1,661,283
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	758	634,490
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	2,930	3,008,236
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	4,320	4,036,414
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	139	116,351
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	2,829	2,904,539
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		1,942	1,926,367
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		520	530,888
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		915	945,595
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	2,890	2,708,591

Turkiye Government International Bond (Turkey), Sr. Unsec’d. Notes, Series 10Y	7.625	05/15/34		3,135	3,216,314

Total Sovereign Bonds (cost $116,206,743)					114,811,919
U.S. Government Agency Obligations 8.4%
Federal Home Loan Mortgage Corp.	2.000	11/01/50		2,204	1,732,243
Federal Home Loan Mortgage Corp.	2.500	09/01/46		1,339	1,115,891
Federal Home Loan Mortgage Corp.	2.500	01/01/51		479	394,159
Federal Home Loan Mortgage Corp.	2.500	03/01/51		2,684	2,200,549
Federal Home Loan Mortgage Corp.	2.500	04/01/51		6,286	5,158,736
Federal Home Loan Mortgage Corp.	2.500	05/01/51		2,010	1,646,525
Federal Home Loan Mortgage Corp.	2.500	07/01/51		473	388,835
Federal Home Loan Mortgage Corp.	2.500	07/01/51		962	785,788
Federal Home Loan Mortgage Corp.	2.500	11/01/51		3,572	2,963,299
Federal Home Loan Mortgage Corp.	2.500	01/01/52		946	782,262
Federal Home Loan Mortgage Corp.	2.500	02/01/52		1,735	1,423,846

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.000%	07/01/46	3,768	$3,330,540
Federal Home Loan Mortgage Corp.	3.000	10/01/51	1,363	1,166,559
Federal Home Loan Mortgage Corp.	3.000	11/01/51	1,893	1,621,062
Federal Home Loan Mortgage Corp.	3.000	01/01/52	1,655	1,431,831
Federal Home Loan Mortgage Corp.	3.000	02/01/52	2,654	2,263,534
Federal Home Loan Mortgage Corp.	3.000	03/01/52	532	459,867
Federal Home Loan Mortgage Corp.	3.500	10/01/45	2,530	2,300,161
Federal Home Loan Mortgage Corp.	3.500	09/01/46	6,569	5,971,270
Federal Home Loan Mortgage Corp.	3.500	01/01/52	7,844	6,968,328
Federal Home Loan Mortgage Corp.	3.500	02/01/52	575	511,034
Federal Home Loan Mortgage Corp.	3.500	05/01/52	320	283,356
Federal Home Loan Mortgage Corp.	4.000	05/01/52	1,381	1,265,085
Federal Home Loan Mortgage Corp.	4.500	09/01/42	10,642	10,328,616
Federal Home Loan Mortgage Corp.	4.500	06/01/52	814	767,775
Federal Home Loan Mortgage Corp.	4.500	09/01/52	2,973	2,803,213
Federal Home Loan Mortgage Corp.	5.000	07/01/52	4,458	4,319,331
Federal Home Loan Mortgage Corp.	5.000	08/01/52	2,091	2,022,646
Federal Home Loan Mortgage Corp.	5.000	10/01/52	7,089	6,867,917
Federal Home Loan Mortgage Corp.	5.000	11/01/52	1,191	1,154,066
Federal Home Loan Mortgage Corp.	5.000	12/01/52	869	841,979
Federal Home Loan Mortgage Corp.	5.000	01/01/53	3,014	2,911,285
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,491	1,479,097
Federal Home Loan Mortgage Corp.	5.500	10/01/54	3,864	3,816,959
Federal Home Loan Mortgage Corp.	6.000	01/01/53	1,788	1,805,294
Federal Home Loan Mortgage Corp.	6.000	03/01/53	1,803	1,818,907
Federal Home Loan Mortgage Corp.	6.000	03/01/53	1,858	1,889,054
Federal Home Loan Mortgage Corp.	6.000	04/01/53	1,345	1,359,030
Federal Home Loan Mortgage Corp.	6.000	12/01/54	13,325	13,426,636
Federal National Mortgage Assoc.	2.000	11/01/50	5,287	4,155,688
Federal National Mortgage Assoc.	2.000	12/01/50	5,934	4,663,661
Federal National Mortgage Assoc.	2.000	04/01/51	16,100	12,594,808
Federal National Mortgage Assoc.	2.000	11/01/51	8,811	6,892,954
Federal National Mortgage Assoc.	2.500	02/01/51	1,938	1,597,258
Federal National Mortgage Assoc.	2.500	03/01/51	1,602	1,313,624
Federal National Mortgage Assoc.	3.000	08/01/43	358	315,931
Federal National Mortgage Assoc.	3.000	04/01/48	5,223	4,601,021
Federal National Mortgage Assoc.	3.000	07/01/51	490	420,567
Federal National Mortgage Assoc.	3.000	10/01/51	1,978	1,690,274
Federal National Mortgage Assoc.	3.000	02/01/52	470	400,737
Federal National Mortgage Assoc.	3.000	04/01/52	2,005	1,708,670
Federal National Mortgage Assoc.	3.500	01/01/50	674	613,965
Federal National Mortgage Assoc.	3.500	07/01/51	1,010	900,797
Federal National Mortgage Assoc.	3.500	05/01/52	10,803	9,577,532
Federal National Mortgage Assoc.	3.500	06/01/52	2,446	2,177,768
Federal National Mortgage Assoc.	4.000	03/01/48	9,757	9,156,562

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.000%	04/01/52	993	$914,085
Federal National Mortgage Assoc.	4.000	06/01/52	1,602	1,468,400
Federal National Mortgage Assoc.	4.000	04/01/53	2,033	1,865,349
Federal National Mortgage Assoc.	4.500	06/01/52	2,776	2,616,336
Federal National Mortgage Assoc.	4.500	08/01/52	499	470,274
Federal National Mortgage Assoc.	5.000	TBA	2,500	2,411,434
Federal National Mortgage Assoc.	5.000	07/01/52	2,128	2,062,157
Federal National Mortgage Assoc.	5.500	10/01/52	794	787,252
Federal National Mortgage Assoc.(k)	5.500	11/01/52	23,461	23,328,192
Federal National Mortgage Assoc.	5.500	12/01/52	5,213	5,169,208
Federal National Mortgage Assoc.	5.500	09/01/54	5,934	5,862,026
Federal National Mortgage Assoc.	6.000	TBA	2,500	2,513,373
Federal National Mortgage Assoc.	6.000	11/01/52	936	946,138
Federal National Mortgage Assoc.	6.000	12/01/52	1,241	1,256,978
Federal National Mortgage Assoc.	6.000	04/01/53	1,320	1,333,692
Federal National Mortgage Assoc.	6.000	12/01/54	2,663	2,683,270
Government National Mortgage Assoc.	2.000	10/20/50	9,262	7,431,590
Government National Mortgage Assoc.	2.500	09/20/51	2,962	2,478,143
Government National Mortgage Assoc.	3.500	12/20/51	10,855	9,735,116
Government National Mortgage Assoc.	3.500	01/20/52	1,512	1,355,200
Government National Mortgage Assoc.	3.500	04/20/52	1,105	989,557
Government National Mortgage Assoc.	4.000	01/20/50	1,878	1,746,574
Government National Mortgage Assoc.	4.000	08/20/52	6,360	5,858,564
Government National Mortgage Assoc.	4.500	08/20/52	5,107	4,840,016
Government National Mortgage Assoc.	6.500	TBA	3,500	3,561,140

Total U.S. Government Agency Obligations (cost $263,475,271)				260,242,446
U.S. Treasury Obligations 29.0%
U.S. Treasury Bonds	1.625	11/15/50	48,600	25,378,313
U.S. Treasury Bonds(k)	2.250	05/15/41	20,165	14,370,713
U.S. Treasury Bonds	2.375	11/15/49	72,235	45,993,379
U.S. Treasury Bonds	3.000	02/15/49	4,085	2,979,497
U.S. Treasury Bonds(h)	3.375	11/15/48	68,955	54,043,481
U.S. Treasury Bonds	3.625	02/15/53	1,000	813,438
U.S. Treasury Bonds	4.125	08/15/44	30,000	27,229,688
U.S. Treasury Notes	0.625	07/31/26	117,305	111,279,372
U.S. Treasury Notes	0.750	04/30/26	23,805	22,813,745
U.S. Treasury Notes	0.750	05/31/26	121,975	116,562,359
U.S. Treasury Notes	0.750	08/31/26	40,000	37,907,812
U.S. Treasury Notes	0.875	09/30/26	25,440	24,093,469
U.S. Treasury Notes	1.250	11/30/26	72,570	68,833,779
U.S. Treasury Notes(k)	3.875	09/30/29	4,110	4,029,727
U.S. Treasury Notes	3.875	12/31/29	11,595	11,355,853

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	4.000%	12/15/25	190,845	$190,457,346
U.S. Treasury Notes	4.250	12/31/25	25,000	24,997,070
U.S. Treasury Notes	4.250	06/30/29	38,500	38,385,703
U.S. Treasury Notes(h)	4.625	09/30/30	67,260	68,053,458
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	870	522,408
U.S. Treasury Strips Coupon	3.512(s)	11/15/41	24,100	10,411,953
U.S. Treasury Strips Coupon	3.575(s)	08/15/41	165	72,271
U.S. Treasury Strips Coupon	4.663(s)	02/15/50	340	97,577
U.S. Treasury Strips Coupon	4.770(s)	11/15/49	580	168,631

Total U.S. Treasury Obligations (cost $913,272,324)				900,851,042

	Shares
Affiliated Exchange-Traded Funds 6.0%
PGIM AAA CLO ETF		1,293,750	66,654,000
PGIM Floating Rate Income ETF(a)		50,000	2,536,000
PGIM Ultra Short Bond ETF		2,350,000	116,936,000

Total Affiliated Exchange-Traded Funds (cost $185,512,804)(wa)			186,126,000
Common Stocks 0.2%
Chemicals 0.1%
TPC Group, Inc.*^	56,219	1,321,146
Gas Utilities 0.0%
Ferrellgas Partners LP (Class B Stock)	6,534	804,932
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain) (Class A1 Stock)*^	31,469	750,857
Codere Group Topco SA (Spain) (Class A2 Stock)*^	14,649	349,528
		1,100,385
Interactive Media & Services 0.0%
Diamond Sports Group, LLC*	28,420	536,428
Oil, Gas & Consumable Fuels 0.0%
Expand Energy Corp.	12,570	1,277,112

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*^(x)	147,816	$886,896
Intelsat Emergence SA (Luxembourg)*	19,703	642,603
		1,529,499

Total Common Stocks (cost $2,671,852)		6,569,502
Preferred Stocks 0.0%
Electronic Equipment, Instruments & Components 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	545	545,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	15,636	175,278

Total Preferred Stocks (cost $644,620)		720,278

	Units
Warrants* 0.0%
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	34	335
Interactive Media & Services 0.0%
Diamond Sports Group, LLC, expiring 06/30/26	53,156	35,992

Total Warrants (cost $1,320)		36,327

Total Long-Term Investments (cost $3,039,083,522)		3,015,845,459

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 4.3%
Affiliated Mutual Funds 4.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wa)	118,347,539	$118,347,539
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $16,135,044; includes $16,075,609 of cash collateral for securities on loan)(b)(wa)	16,144,842	16,135,155

Total Affiliated Mutual Funds (cost $134,482,583)		134,482,694
Options Purchased*~ 0.0%
(cost $438,219)		494,438

Total Short-Term Investments (cost $134,920,802)		134,977,132

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.3% (cost $3,174,004,324)		3,150,822,591
Options Written*~ (0.0)%
(premiums received $1,061,647)		(1,209,090)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.3% (cost $3,172,942,677)		3,149,613,501
Liabilities in excess of other assets(z) (1.3)%		(41,737,566)

Net Assets 100.0%		$3,107,875,935

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
COP—Certificates of Participation
DAC—Designated Activity Company
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
PO—Principal Only
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
UBS—UBS Securities LLC
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $18,870,428 and 0.6% of net assets.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,742,908; cash collateral of $16,075,609 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A^, 0.000%, 12/31/30	11/14/23	$13	$16,273	0.0%
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A^, 0.000%, 12/31/30	11/14/23	4	369	0.0
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%, 10.942%, 05/25/27	01/29/24-11/15/24	1,092,937	1,173,754	0.1
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	94,170	175,278	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/29/24-01/30/24	178,523	886,896	0.0
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%, 10.500%, 11/25/28	01/30/24-11/15/24	558,004	749,593	0.0
SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A, 6.500%, 10/01/29	03/07/22	289,469	194,919	0.0
Total		$2,213,120	$3,197,082	0.1%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Unfunded corporate bond commitment outstanding at January 31, 2025:
Issuer	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $519,122)	527,027	$519,122	$—	$—
Unfunded loan commitment outstanding at January 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $352,892)^	357	$352,935	$43	$—
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	4.500%	TBA	03/13/25	$37,000	$(2,350,684)
Federal National Mortgage Assoc.	5.500%	TBA	03/13/25	2,500	(36,496,104)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $38,787,422)					$(38,846,788)
Option Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00		78		195	$7,800
(cost $9,873)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs TRY	Call	BOA	02/14/25	50.00		—	EUR	3,612	$289
Currency Option EUR vs TRY	Call	GSI	02/25/25	50.00		—	EUR	3,634	970
Currency Option USD vs BRL	Call	HSBC	02/12/25	7.25		—		3,584	3
Currency Option USD vs CLP	Call	MSI	02/04/25	1,200.00		—		3,546	—
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20		—		6,617	115,998
Currency Option USD vs COP	Call	JPM	02/06/25	5,200.00		—		3,490	—
Currency Option USD vs COP	Call	MSI	02/20/25	5,200.00		—		3,629	54
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		21,318	153,808
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		6,142	44,314
Currency Option USD vs BRL	Put	BARC	02/04/25	5.25		—		2,128	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Option Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	CITI	02/19/25	5.20		—		3,622	$69
Currency Option USD vs BRL	Put	MSI	02/20/25	5.30		—		5,443	288
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10		—		6,617	49
Currency Option USD vs COP	Put	MSI	02/12/25	3,900.00		—		3,584	96
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		21,318	1,424
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		6,142	410
Currency Option USD vs ZAR	Put	CITI	02/05/25	16.75		—		1,780	—
Currency Option USD vs ZAR	Put	CITI	02/19/25	16.50		—		3,622	6
Total OTC Traded (cost $297,782)									$317,778

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.380%	26,570	$1
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.380%	26,570	3,253
7-Year Interest Rate Swap, 04/09/25	Put	JPM	04/07/25	4.30%	1 Day SOFR(A)/ 4.380%	4.30%(A)	16,800	76,896
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.55%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	47,050	44,355
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.55%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	47,050	44,355
Total OTC Swaptions (cost $130,564)								$168,860
Total Options Purchased (cost $438,219)								$494,438
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50		78		195	$(35,588)
3 Month SOFR	Put	12/12/25	$96.50		78		195	(118,463)
Total Exchange Traded (premiums received $183,554)								$(154,051)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	BOA	02/14/25	38.50	—	EUR	3,612	$(15,206)
Currency Option EUR vs TRY	Call	GSI	02/25/25	39.00	—	EUR	3,634	(24,481)
Currency Option USD vs BRL	Call	HSBC	02/12/25	6.25	—		3,584	(1,200)
Currency Option USD vs CLP	Call	MSI	02/04/25	1,010.00	—		3,546	(521)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45	—		6,617	(27,583)
Currency Option USD vs COP	Call	JPM	02/06/25	4,350.00	—		3,490	(2,652)
Currency Option USD vs COP	Call	MSI	02/20/25	4,400.00	—		3,629	(10,057)
Currency Option USD vs BRL	Put	BARC	02/04/25	6.10	—		2,128	(95,872)
Currency Option USD vs BRL	Put	CITI	02/19/25	6.00	—		3,622	(106,003)
Currency Option USD vs BRL	Put	MSI	02/20/25	6.15	—		5,443	(277,834)
Currency Option USD vs COP	Put	MSI	02/12/25	4,300.00	—		3,584	(91,613)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		21,318	(158,724)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		6,142	(45,730)
Currency Option USD vs ZAR	Put	CITI	02/05/25	18.40	—		1,780	(1,996)
Currency Option USD vs ZAR	Put	CITI	02/19/25	18.40	—		3,622	(17,493)
Total OTC Traded (premiums received $693,912)								$(876,965)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.380%	3.10%(A)	53,140	$—
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.380%	3.29%(A)	53,140	(1,426)
CDX.NA.IG.43.V1, 12/20/29	Call	JPM	04/16/25	0.48%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	47,050	(33,831)
CDX.NA.IG.43.V1, 12/20/29	Call	MSI	04/16/25	0.48%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	47,050	(33,831)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.380%	26,570	(76)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.380%	26,570	(24)
7-Year Interest Rate Swap, 04/09/25	Put	JPM	04/07/25	4.54%	4.54%(A)	1 Day SOFR(A)/ 4.380%	33,600	(61,933)
CDX.NA.IG.43.V1, 12/20/29	Put	BNP	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	49,860	(4,959)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	03/19/25	0.70%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	51,060	$(11,024)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	47,050	(15,485)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	47,050	(15,485)
Total OTC Swaptions (premiums received $184,181)								$(178,074)
Total Options Written (premiums received $1,061,647)								$(1,209,090)
Futures contracts outstanding at January 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
149	3 Month CME SOFR	Mar. 2025	$35,629,625	$20,152
149	3 Month CME SOFR	Jun. 2025	35,666,875	128,373
56	3 Month CME SOFR	Sep. 2025	13,425,300	21,247
56	3 Month CME SOFR	Dec. 2025	13,440,700	21,597
1,605	2 Year U.S. Treasury Notes	Mar. 2025	330,028,125	(143,725)
276	5 Year Euro-Bobl	Mar. 2025	33,622,840	566,916
3,118	5 Year U.S. Treasury Notes	Mar. 2025	331,725,984	1,672,768
27	10 Year Euro-Bund	Mar. 2025	3,711,859	124,764
820	10 Year U.S. Treasury Notes	Mar. 2025	89,251,875	926,968
457	10 Year U.S. Ultra Treasury Notes	Mar. 2025	50,898,375	226,908
177	20 Year U.S. Treasury Bonds	Mar. 2025	20,161,406	(33,444)
1,480	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	175,333,750	1,901,654
288	Euro Schatz Index	Mar. 2025	31,913,246	187,996
				$5,622,174
Forward foreign currency exchange contracts outstanding at January 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/04/25	GSI	BRL	63,967	$10,962,249	$10,936,291	$—	$(25,958)
Expiring 02/04/25	GSI	BRL	20,875	3,554,000	3,568,887	14,887	—
Expiring 03/06/25	GSI	BRL	85,329	14,434,492	14,476,174	41,682	—
Chilean Peso,
Expiring 03/19/25	MSI	CLP	4,686,531	4,687,000	4,775,350	88,350	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 03/19/25	GSI	CNH	51,533	$7,100,412	$7,051,298	$—	$(49,114)
Colombian Peso,
Expiring 03/19/25	CITI	COP	18,509,081	4,152,150	4,372,805	220,655	—
Expiring 03/19/25	TD	COP	11,287,674	2,623,320	2,666,734	43,414	—
Expiring 03/19/25	TD	COP	9,578,062	2,234,680	2,262,835	28,155	—
Euro,
Expiring 04/22/25	CITI	EUR	3,580	3,734,115	3,728,926	—	(5,189)
Expiring 04/22/25	CITI	EUR	3,565	3,719,974	3,713,302	—	(6,672)
Expiring 04/22/25	CITI	EUR	3,491	3,629,000	3,635,962	6,962	—
Expiring 04/22/25	CITI	EUR	3,480	3,629,000	3,624,578	—	(4,422)
Expiring 04/22/25	HSBC	EUR	11,183	11,698,958	11,648,665	—	(50,293)
Indian Rupee,
Expiring 03/19/25	BOA	INR	635,477	7,465,000	7,306,322	—	(158,678)
Expiring 03/19/25	BOA	INR	515,175	6,049,000	5,923,168	—	(125,832)
Expiring 03/19/25	BOA	INR	458,053	5,304,000	5,266,417	—	(37,583)
Expiring 03/19/25	HSBC	INR	527,507	6,174,000	6,064,947	—	(109,053)
Expiring 03/19/25	JPM	INR	534,661	6,142,000	6,147,205	5,205	—
Expiring 03/19/25	UAG	INR	1,483,198	17,360,152	17,052,895	—	(307,257)
Indonesian Rupiah,
Expiring 03/19/25	BNP	IDR	38,832,150	2,386,000	2,375,411	—	(10,589)
Expiring 03/19/25	BOA	IDR	75,978,100	4,675,000	4,647,675	—	(27,325)
Expiring 03/19/25	JPM	IDR	280,538,000	17,595,208	17,160,860	—	(434,348)
Mexican Peso,
Expiring 03/19/25	JPM	MXN	44,448	2,163,715	2,128,885	—	(34,830)
Expiring 03/19/25	UAG	MXN	95,928	4,689,763	4,594,575	—	(95,188)
New Taiwanese Dollar,
Expiring 03/19/25	BOA	TWD	188,901	5,805,000	5,738,005	—	(66,995)
Expiring 03/19/25	CITI	TWD	185,298	5,735,000	5,628,572	—	(106,428)
Expiring 03/19/25	CITI	TWD	150,019	4,646,000	4,556,959	—	(89,041)
Expiring 03/19/25	MSI	TWD	176,942	5,388,000	5,374,754	—	(13,246)
Expiring 03/19/25	SCB	TWD	185,581	5,654,000	5,637,180	—	(16,820)
Peruvian Nuevo Sol,
Expiring 03/19/25	SCB	PEN	17,854	4,769,999	4,789,607	19,608	—
Expiring 03/19/25	SCB	PEN	12,123	3,208,000	3,252,056	44,056	—
Expiring 03/19/25	SCB	PEN	8,762	2,351,500	2,350,442	—	(1,058)
Philippine Peso,
Expiring 03/19/25	GSI	PHP	477,776	8,167,531	8,165,469	—	(2,062)
Expiring 03/19/25	HSBC	PHP	533,025	9,141,000	9,109,712	—	(31,288)
Expiring 03/19/25	JPM	PHP	187,788	3,212,220	3,209,405	—	(2,815)
Expiring 03/19/25	JPM	PHP	184,307	3,107,000	3,149,917	42,917	—
Expiring 03/19/25	JPM	PHP	183,751	3,107,000	3,140,412	33,412	—
Expiring 03/19/25	JPM	PHP	114,647	1,968,780	1,959,383	—	(9,397)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 04/22/25	MSI	PLN	19,259	$4,753,000	$4,721,394	$—	$(31,606)
Singapore Dollar,
Expiring 03/19/25	MSI	SGD	7,585	5,607,000	5,592,211	—	(14,789)
South African Rand,
Expiring 03/19/25	BARC	ZAR	70,836	3,941,547	3,776,331	—	(165,216)
Expiring 03/19/25	BARC	ZAR	63,318	3,363,417	3,375,525	12,108	—
South Korean Won,
Expiring 03/19/25	BOA	KRW	5,486,804	3,788,000	3,772,175	—	(15,825)
Thai Baht,
Expiring 03/19/25	BOA	THB	125,593	3,701,000	3,740,117	39,117	—
Expiring 03/19/25	CITI	THB	155,559	4,518,000	4,632,486	114,486	—
Expiring 03/19/25	JPM	THB	184,200	5,359,000	5,485,397	126,397	—
Turkish Lira,
Expiring 02/06/25	CITI	TRY	111,308	3,085,025	3,089,240	4,215	—
Expiring 02/12/25	BARC	TRY	137,137	3,760,000	3,785,965	25,965	—
Expiring 02/12/25	BARC	TRY	87,583	2,400,916	2,417,926	17,010	—
Expiring 02/19/25	HSBC	TRY	272,275	7,410,157	7,470,377	60,220	—
				$274,111,280	$273,051,184	988,821	(2,048,917)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/04/25	GSI	BRL	84,842	$14,428,829	$14,505,178	$—	$(76,349)
British Pound,
Expiring 04/22/25	BARC	GBP	33,626	41,342,382	41,682,175	—	(339,793)
Chilean Peso,
Expiring 03/19/25	CITI	CLP	3,208,080	3,181,189	3,268,879	—	(87,690)
Expiring 03/19/25	CITI	CLP	2,295,448	2,255,811	2,338,951	—	(83,140)
Expiring 03/19/25	TD	CLP	2,277,525	2,346,996	2,320,688	26,308	—
Chinese Renminbi,
Expiring 03/19/25	BOA	CNH	48,783	6,748,000	6,674,963	73,037	—
Expiring 03/19/25	BOA	CNH	46,467	6,393,000	6,358,095	34,905	—
Expiring 03/19/25	SCB	CNH	37,486	5,181,000	5,129,262	51,738	—
Expiring 03/19/25	SSB	CNH	45,705	6,232,000	6,253,743	—	(21,743)
Czech Koruna,
Expiring 04/22/25	UAG	CZK	464,048	18,809,135	19,142,643	—	(333,508)
Euro,
Expiring 04/22/25	BARC	EUR	102,176	105,851,566	106,426,029	—	(574,463)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/22/25	CITI	EUR	3,580	$3,746,495	$3,728,925	$17,570	$—
Expiring 04/22/25	CITI	EUR	3,565	3,734,220	3,713,302	20,918	—
Expiring 04/22/25	CITI	EUR	3,480	3,636,983	3,624,766	12,217	—
Expiring 04/22/25	CITI	EUR	3,463	3,629,000	3,606,664	22,336	—
Expiring 04/22/25	SSB	EUR	102,176	104,769,787	106,426,190	—	(1,656,403)
Expiring 04/22/25	UAG	EUR	102,176	105,764,161	106,426,190	—	(662,029)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	2,130,824	5,282,424	5,393,714	—	(111,290)
Indian Rupee,
Expiring 03/19/25	BOA	INR	526,162	6,058,001	6,049,482	8,519	—
Indonesian Rupiah,
Expiring 03/19/25	BOA	IDR	82,401,263	5,006,000	5,040,588	—	(34,588)
Expiring 03/19/25	CITI	IDR	57,244,950	3,570,000	3,501,745	68,255	—
Expiring 03/19/25	HSBC	IDR	129,487,723	7,920,000	7,920,926	—	(926)
New Taiwanese Dollar,
Expiring 03/19/25	CITI	TWD	874,278	27,102,665	26,556,893	545,772	—
Expiring 03/19/25	SCB	TWD	196,031	6,044,000	5,954,603	89,397	—
Peruvian Nuevo Sol,
Expiring 03/19/25	CITI	PEN	32,860	8,673,000	8,815,095	—	(142,095)
Expiring 03/19/25	SCB	PEN	13,014	3,490,000	3,491,145	—	(1,145)
Philippine Peso,
Expiring 03/19/25	HSBC	PHP	316,306	5,379,000	5,405,846	—	(26,846)
Expiring 03/19/25	JPM	PHP	325,689	5,537,000	5,566,215	—	(29,215)
Polish Zloty,
Expiring 04/22/25	GSI	PLN	30,869	7,347,496	7,567,533	—	(220,037)
Singapore Dollar,
Expiring 03/19/25	CITI	SGD	7,154	5,233,000	5,273,982	—	(40,982)
Expiring 03/19/25	JPM	SGD	10,527	7,814,000	7,760,945	53,055	—
Expiring 03/19/25	SCB	SGD	19,311	14,487,412	14,237,184	250,228	—
South African Rand,
Expiring 03/19/25	JPM	ZAR	71,578	3,801,000	3,815,854	—	(14,854)
South Korean Won,
Expiring 03/19/25	BOA	KRW	8,585,274	5,935,000	5,902,371	32,629	—
Expiring 03/19/25	HSBC	KRW	4,875,731	3,463,000	3,352,062	110,938	—
Expiring 03/19/25	JPM	KRW	24,463,705	17,176,311	16,818,782	357,529	—
Expiring 03/19/25	SCB	KRW	7,778,135	5,302,000	5,347,463	—	(45,463)
Thai Baht,
Expiring 03/19/25	HSBC	THB	541,256	15,968,379	16,118,371	—	(149,992)
Expiring 03/19/25	JPM	THB	201,182	5,880,000	5,991,124	—	(111,124)
Expiring 03/19/25	MSI	THB	61,551	1,780,500	1,832,961	—	(52,461)
Expiring 03/19/25	MSI	THB	61,288	1,780,500	1,825,141	—	(44,641)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/19/25	SCB	THB	161,444	$4,757,000	$4,807,746	$—	$(50,746)
Expiring 03/19/25	UAG	THB	187,523	5,543,000	5,584,356	—	(41,356)
				$628,381,242	$631,558,770	1,775,351	(4,952,879)
						$2,764,172	$(7,001,796)
Credit default swap agreements outstanding at January 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/29	1.000%(Q)	2,000	$331,019	$2,057	$328,962	BARC
Dominican Republic	12/20/29	1.000%(Q)	2,000	60,064	2,057	58,007	BARC
Emirate of Abu Dhabi	12/20/29	1.000%(Q)	2,000	(56,984)	2,057	(59,041)	BARC
Federal Republic of Nigeria	12/20/29	1.000%(Q)	2,000	319,851	2,057	317,794	BARC
Federation of Malaysia	12/20/29	1.000%(Q)	3,000	(74,810)	3,086	(77,896)	BARC
Federative Republic of Brazil	12/20/29	1.000%(Q)	9,000	289,507	9,257	280,250	BARC
Kingdom of Bahrain	12/20/29	1.000%(Q)	2,000	59,594	2,057	57,537	BARC
Kingdom of Morocco	12/20/29	1.000%(Q)	2,000	(2,778)	2,057	(4,835)	BARC
Kingdom of Saudi Arabia	12/20/29	1.000%(Q)	5,000	(88,482)	5,143	(93,625)	BARC
People’s Republic of China	12/20/29	1.000%(Q)	9,000	(185,990)	9,257	(195,247)	BARC
Republic of Argentina	12/20/29	1.000%(Q)	2,000	610,886	2,057	608,829	BARC
Republic of Chile	12/20/29	1.000%(Q)	6,000	(112,504)	6,171	(118,675)	BARC
Republic of Colombia	12/20/29	1.000%(Q)	7,000	292,672	7,200	285,472	BARC
Republic of Indonesia	12/20/29	1.000%(Q)	8,000	(95,259)	8,228	(103,487)	BARC
Republic of Panama	12/20/29	1.000%(Q)	2,000	86,972	2,057	84,915	BARC
Republic of Peru	12/20/29	1.000%(Q)	3,000	(25,887)	3,086	(28,973)	BARC
Republic of Philippines	12/20/29	1.000%(Q)	3,000	(49,437)	3,086	(52,523)	BARC
Republic of South Africa	12/20/29	1.000%(Q)	9,000	347,313	9,257	338,056	BARC
Republic of Turkey	12/20/29	1.000%(Q)	9,000	562,664	9,257	553,407	BARC
State of Qatar	12/20/29	1.000%(Q)	2,000	(56,069)	2,057	(58,126)	BARC

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Sultanate of Oman	12/20/29	1.000%(Q)	2,000	$(1,761)	$2,057	$(3,818)	BARC
United Mexican States	12/20/29	1.000%(Q)	9,000	116,533	9,257	107,276	BARC
				$2,327,114	$102,855	$2,224,259

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.42.V1	12/20/29	1.000%(Q)	100,000	1.603%	$(2,445,131)	$(159,818)	$(2,285,313)	BARC
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	13,562	*	$18,965	$(5,384)	$24,349	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
ADT Security Corp.	06/20/29	5.000%(Q)	1,950	$(317,631)		$(270,688)		$(46,943)		GSI
Antero Resources Corp.	06/20/29	5.000%(Q)	1,950	(330,164)		(298,826)		(31,338)		GSI
Arab Republic of Egypt	06/20/30	1.000%(Q)	1,800	329,083		365,377		(36,294)		GSI
Bombardier, Inc.	06/20/29	5.000%(Q)	1,950	(262,208)		(194,394)		(67,814)		GSI

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Caesars Entertainment, Inc.	06/20/29	5.000%(Q)		1,950	$(265,902)		$(217,339)		$(48,563)		GSI
Chesapeake Energy Corp.	06/20/29	5.000%(Q)		1,950	(347,461)		(323,276)		(24,185)		GSI
Cleveland-Cliffs, Inc.	06/20/29	5.000%(Q)		1,950	(199,565)		(225,372)		25,807		GSI
EQM Midstream Partners LP	06/20/29	5.000%(Q)		1,950	(337,815)		(310,111)		(27,704)		GSI
Frontier Communications Holdings LLC	06/20/29	5.000%(Q)		1,950	(358,969)		(72,546)		(286,423)		GSI
Genworth Holdings, Inc.	06/20/29	5.000%(Q)		1,950	(318,175)		(281,686)		(36,489)		GSI
GFL Environmental, Inc.	06/20/29	5.000%(Q)		1,950	(348,201)		(285,093)		(63,108)		GSI
Hilton Domestic Operating Co., Inc.	06/20/29	5.000%(Q)		1,950	(338,676)		(302,286)		(36,390)		GSI
HUB International Ltd.	06/20/29	5.000%(Q)		1,950	(307,326)		(244,086)		(63,240)		GSI
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		3,000	2,456		52,879		(50,423)		BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		15,000	(203,570)		(114,216)		(89,354)		GSI
Kingdom of Morocco	12/20/27	1.000%(Q)		10,000	(135,713)		—		(135,713)		BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		5,000	(67,857)		(38,072)		(29,785)		GSI
Louisiana-Pacific Corp.	06/20/29	5.000%(Q)		1,950	(351,489)		(316,236)		(35,253)		GSI
Medline Borrower LP	06/20/29	5.000%(Q)		1,950	(328,635)		(255,643)		(72,992)		GSI
Murphy Oil Corp.	06/20/29	1.000%(Q)		1,950	24,656		7,376		17,280		GSI
Organon & Co/Organon Foreign Debt Co-Issuer BV	06/20/29	5.000%(Q)		1,950	(261,396)		(217,339)		(44,057)		GSI
PG&E Corp.	06/20/29	5.000%(Q)		1,950	(283,643)		(263,139)		(20,504)		GSI
Post Holdings, Inc.	06/20/29	5.000%(Q)		1,950	(291,423)		(273,216)		(18,207)		GSI
Republic of Romania	12/20/29	1.000%(Q)	EUR	4,500	172,855		170,920		1,935		BARC
Republic of South Africa	06/20/26	1.000%(Q)		20,000	(80,141)		83,074		(163,215)		GSI
Safeway, Inc.	06/20/29	5.000%(Q)		1,950	(335,797)		(323,276)		(12,521)		GSI
Standard Industries, Inc.	06/20/29	5.000%(Q)		1,950	(331,913)		(302,286)		(29,627)		GSI
Tenet Healthcare Corp.	06/20/29	5.000%(Q)		1,950	(315,596)		(276,596)		(39,000)		GSI

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	4,420	$(3,122)		$(934)		$(2,188)		BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,475	(1,042)		(310)		(732)		BARC
Uber Technologies, Inc.	06/20/29	5.000%(Q)		1,950	(364,742)		(308,368)		(56,374)		GSI
United Rentals North America, Inc.	06/20/29	5.000%(Q)		1,950	(345,303)		(300,555)		(44,748)		GSI
Venture Global LNG, Inc.	06/20/29	5.000%(Q)		1,950	(295,264)		(211,753)		(83,511)		GSI
Weatherford International Ltd.	06/20/29	5.000%(Q)		1,950	(310,632)		(294,516)		(16,116)		GSI
					$(7,510,321)		$(5,842,532)		$(1,667,789)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Banco Santander SA	03/20/25	1.000%(Q)	EUR	2,000	0.151%	$4,810	$2,162	$2,648	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		3,030	0.283%	22,594	19,223	3,371	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		3,030	0.237%	23,828	19,488	4,340	GSI
General Motors Co.	06/20/26	5.000%(Q)		2,230	0.292%	155,259	120,107	35,152	GSI
Halliburton Co.	12/20/26	1.000%(Q)		910	0.258%	13,387	3,284	10,103	GSI
Kingdom of Norway	12/20/25	—%(Q)		10,000	0.038%	(3,308)	(4,365)	1,057	BARC
Lincoln National Corp.	12/20/29	1.000%(Q)		5,300	1.154%	(29,071)	(102,973)	73,902	BARC
Morgan Stanley	12/20/25	1.000%(Q)		3,030	0.236%	23,855	19,223	4,632	GSI
Petroleos Mexicanos	06/20/25	1.000%(Q)		1,230	2.711%	(6,544)	(2,554)	(3,990)	MSI
Petroleos Mexicanos	12/24/25	3.750%(Q)		4,437	3.168%	26,161	—	26,161	GSI
Petroleos Mexicanos	03/23/26	4.100%(Q)		5,800	*	55,492	—	55,492	GSI
Republic of Greece	06/20/27	1.000%(Q)		750	0.297%	12,923	12,466	457	BARC

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Greece	12/20/27	1.000%(Q)		565	0.343%	$10,811	$10,303	$508	BARC
Simon Property Group LP	06/20/26	1.000%(Q)		1,980	0.211%	23,490	6,352	17,138	GSI
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	2,995	0.115%	1,481	543	938	BARC
UBS Group AG	03/20/25	1.000%(Q)	EUR	5,500	0.140%	13,311	6,994	6,317	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		680	0.350%	6,784	3,940	2,844	GSI
						$355,263	$114,193	$241,070

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	25,880	0.483%	$584,188	$617,923	$33,735
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at January 31, 2025:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,500	3.100%(A)	EUR	4,883	1 Day SOFR(A)/ 4.380%	JPM	09/27/29	$143,411	$—	$143,411
Interest rate swap agreements outstanding at January 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	2,090	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.704%	$(28,953)	$177,229	$206,182
GBP	15,780	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.704%	1,652,770	1,778,953	126,183
GBP	1,340	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.704%	(30,882)	296,094	326,976
	6,572	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.380%	—	(9,132)	(9,132)
	8,268	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.380%	—	2,407	2,407

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
110,000	05/13/25	5.140%(A)	1 Day SOFR(1)(A)/ 4.380%	$—	$(280,851)	$(280,851)
24,570	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(72,487)	(72,487)
45,000	05/13/26	4.735%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(218,357)	(218,357)
12,090	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.380%	2,236	(114,428)	(116,664)
16,000	05/11/27	0.700%(A)	1 Day SOFR(1)(A)/ 4.380%	1,776,548	1,679,020	(97,528)
10,000	12/15/27	3.709%(A)	1 Day SOFR(1)(A)/ 4.380%	—	104,727	104,727
91,780	01/28/29	4.110%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(168,092)	(168,092)
41,330	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.380%	—	(933,778)	(933,778)
7,820	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.380%	(56,237)	(351,069)	(294,832)
3,375	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.380%	1,540,576	1,619,355	78,779
6,930	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.380%	53,717	343,258	289,541
31,500	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.380%	—	978,489	978,489
				$4,909,775	$4,831,338	$(78,437)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.380%	JPM	03/20/25	(26,320)	$598,588	$—	$598,588

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2025 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	03/20/25	(3,245)	$313,813	$—	$313,813
Total Return Benchmark Bond Index(T)††	1 Day USOIS -54bps(T)/ 3.790%	JPM	03/20/25	(59,681)	5,453,508	—	5,453,508
					$6,365,909	$—	$6,365,909
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.
The following table represents the top 50 individual positions and related values of underlying securities of Total Return
Benchmark Bond Index total return swap with JPM, as of January 31, 2025, termination date 03/20/2025:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corp.	4,000,000	$ 4,475,538	1.58%
Morgan Stanley	4,000,000	4,022,293	1.42%
Dell International LLC	4,000,000	4,017,633	1.42%
United Parcel Service, Inc.	4,000,000	3,900,461	1.37%
Northrop Grumman Corp.	4,000,000	3,799,247	1.34%
Telefonica Emisiones, S.A.U.	4,000,000	3,781,615	1.33%
TransCanada PipeLines Ltd.	4,000,000	3,718,474	1.31%
Fox Corp.	4,000,000	3,708,238	1.31%
FedEx Corp.	4,000,000	3,701,255	1.30%
Conagra Brands, Inc.	4,000,000	3,677,245	1.30%
Wells Fargo & Co.	4,000,000	3,632,044	1.28%
Keurig Dr Pepper, Inc.	4,000,000	3,629,514	1.28%
The Walt Disney Co.	4,000,000	3,614,719	1.27%
HCA, Inc.	4,000,000	3,493,447	1.23%
Cigna Corp.	4,000,000	3,425,356	1.21%
ExxonMobil Corp.	4,000,000	3,358,043	1.18%
T-Mobile USA, Inc.	4,000,000	3,337,213	1.18%
Bristol-Myers Squibb Co.	4,000,000	3,330,835	1.17%
Thermo Fisher Scientific, Inc.	4,000,000	3,320,961	1.17%

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
Fiserv, Inc.	4,000,000	$3,281,944	1.16%
McDonald’s Corp.	4,000,000	3,225,909	1.14%
Johnson & Johnson	4,000,000	3,206,812	1.13%
Eli Lilly and Co.	4,000,000	3,194,324	1.13%
Bank of America Corp.	4,000,000	3,178,525	1.12%
Vodafone Group PLC	4,000,000	3,166,110	1.12%
Intel Corp.	4,000,000	3,158,832	1.11%
Mastercard, Inc.	4,000,000	3,156,689	1.11%
Enterprise Products Operating LLC	4,000,000	3,154,152	1.11%
Progressive Corp.	4,000,000	3,149,578	1.11%
Deere & Co.	4,000,000	3,118,447	1.10%
Union Electric Co.	4,000,000	3,115,204	1.10%
Global Payments, Inc.	4,000,000	3,062,559	1.08%
Paramount Group, Inc.	4,000,000	3,044,157	1.07%
NVIDIA Corp.	4,000,000	3,010,211	1.06%
Oracle Corp.	4,000,000	3,009,864	1.06%
Equinor ASA	4,000,000	3,007,174	1.06%
Becton, Dickinson & Co.	4,000,000	2,989,774	1.05%
Dollar General Corp.	4,000,000	2,989,361	1.05%
Humana, Inc.	4,000,000	2,953,326	1.04%
Southern California Edison Co.	4,000,000	2,936,636	1.03%
Carrier Global Corp.	4,000,000	2,909,699	1.02%
B.A.T. Capital Corp.	4,000,000	2,878,767	1.01%
eBay, Inc.	4,000,000	2,876,644	1.01%
Verizon Communications, Inc.	4,000,000	2,871,187	1.01%
Suncor Energy, Inc.	4,000,000	2,870,105	1.01%
Nike, Inc.	4,000,000	2,864,203	1.01%
Altria Group, Inc.	4,000,000	2,858,806	1.01%
Entergy Corp.	4,000,000	2,858,451	1.01%
Rogers Communications, Inc.	4,000,000	2,823,959	0.99%
Caterpillar, Inc.	4,000,000	2,800,072	0.99%
		$163,665,612

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).